UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                10/28/2011
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  82
                                         ---------------
Form 13F Information Table Value Total:  $89,596
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
06/30/2011
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101     289.38549           4031       Sole            4031
A T & T Inc new                  COMMON STOCK   00206r102      277.4996           9730       Sole            9730
Abbott Labs                      COMMON STOCK   002824100     580.89926          11359       Sole            9364               1995
Altria Group Inc                 COMMON STOCK   02209S103      387.4045          14450       Sole           14450
Apache Corp                      COMMON STOCK   037411105    1056.03864          13161       Sole           12736                425
Apollo Investment Corporation    COMMON STOCK   03761u106     1133.9609         150893       Sole          147093               3800
Aqua America Inc                 COMMON STOCK   03836W103      285.1554          13220       Sole           13220
Archer Daniels Midland           COMMON STOCK   039483102     960.27105          38705       Sole           37180               1525
Bank of New York Mellon Corp     COMMON STOCK   064058100     891.09306          47934       Sole           46359               1575
Barrick Gold Corp                COMMON STOCK   067901108     1954.2618          41892       Sole           40792               1100
Bed Bath & Beyond Inc            COMMON STOCK   075896100      962.2349          16790       Sole           16065                725
Berkshire Hathaway Cl B          COMMON STOCK   084670702     297.16032           4183       Sole            4183
Canadian Natl Railway Co         COMMON STOCK   136375102       223.043           3350       Sole            3350
Central Fund of Canada Limited   COMMON STOCK   153501101    3163.14927         152883       Sole          148583               4300
Chevron Corp                     COMMON STOCK   166764100    1159.59716          12524       Sole           12367                157
Cimarex Energy Co                COMMON STOCK   171798101     1250.9106          22458       Sole           21683                775
Cisco Systems                    COMMON STOCK   17275R102       250.945          16190       Sole           15435                755
Coca Cola Co                     COMMON STOCK   191216100     495.56193      7335.1381       Sole        5170.138               2165
Colgate Palmolive Co             COMMON STOCK   194162103      243.4266           2745       Sole            2745
ConocoPhillips                   COMMON STOCK   20825c104      238.7164           3770       Sole            3770
Consolidated Edison              COMMON STOCK   209115104     224.88688           3944       Sole            3944
Covidien Ltd                     COMMON STOCK   G2554F113      819.9513          18593       Sole           17713                880
Diageo PLC New Spons ADR         COMMON STOCK   25243q205    1722.54798          22686       Sole           22011                675
Disney                           COMMON STOCK   254687106     852.95496          28281       Sole           26656               1625
DNP Select Income Fund Inc       COMMON STOCK   23325p104           100          10000       Sole           10000
Duke Energy Corp                 COMMON STOCK   26441c105     371.89396          18604       Sole           18604
Duke Realty Corp REIT            COMMON STOCK   264411505       619.605          59010       Sole           57335               1675
EOG Resources Inc                COMMON STOCK   26875p101     499.83939           7039       Sole            6859                180
Equity Residential               COMMON STOCK   29476L107      205.4052           3960       Sole            3960
Exxon Mobil Corp                 COMMON STOCK   30231G102    2727.83754          37558       Sole           36143               1415
General Electric Co              COMMON STOCK   369604103    1823.40166         119803       Sole          114873               4930
Google Inc CL A                  COMMON STOCK   38259P508     842.60544           1636       Sole            1544                 92
Home Depot Inc                   COMMON STOCK   437076102      753.7091          22930       Sole           22055                875
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406     635.00172          16693       Sole           16217                476
Humana Inc                       COMMON STOCK   444859102       530.929           7300       Sole            7025                275
Intel Corp                       COMMON STOCK   458140100     374.85595          17570       Sole           14570               3000
International Business Machine   COMMON STOCK   459200101    1886.35352     10787.1763       Sole           10088           699.1763
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457     5842.9413          69090       Sole           65178               3912
iShares Barclays 20+ Yr. Treas   COMMON STOCK   464287432      5272.316          43645       Sole           41710               1935
iShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440      362.4915           3450       Sole            3450
iShares Barclays Aggregate Bon   COMMON STOCK   464287226    1076.10503           9773       Sole            8773               1000
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176    2645.39815     23144.3408       Sole        22010.34               1134
iShares iBoxx $ Invest Grade C   COMMON STOCK   464287242       235.851           2100       Sole            2100
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465    1011.64594          21173       Sole           21173
iShares MSCI Japan Index Fd      COMMON STOCK   464286848       387.387          40950       Sole           40950
iShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234    3441.31042          98057       Sole           95582               2475
J P Morgan Chase & Co            COMMON STOCK   46625H100    1111.84968          36914       Sole           35514               1400
Johnson & Johnson                COMMON STOCK   478160104    1674.34641          26289       Sole           25054               1235
Kraft Foods Inc Cl A             COMMON STOCK   50075N104     203.12542           6049       Sole            6049
Layne Christensen Company        COMMON STOCK   521050104      605.9361          26231       Sole           25406                825
MasterCard Inc                   COMMON STOCK   57636Q104    1381.86612           4357       Sole            4212                145
McDonalds Corp                   COMMON STOCK   580135101    2434.10694          27717       Sole           26967                750
Merck & Co                       COMMON STOCK   589331107      497.0073          15199       Sole           15199
Microchip Technology Inc         COMMON STOCK   595017104     1626.7419          52290       Sole           50740               1550
Microsoft Corp                   COMMON STOCK   594918104     396.22391          15919       Sole           12719               3200
Molex Incorporated               COMMON STOCK   608554101     964.76394          47362       Sole           45987               1375
National Fuel Gas                COMMON STOCK   636180101      200.5616           4120       Sole            4120
NextEra Energy Inc               COMMON STOCK   65339f101    1553.77726          28763       Sole           27863                900
Novartis AG ADS                  COMMON STOCK   66987v109     1677.0039          30070       Sole           28965               1105
Oracle Corp                      COMMON STOCK   68389x105     216.21102           7523       Sole            7523
PartnerRe Ltd                    COMMON STOCK   G6852T105     852.78505          16315       Sole           15840                475
PepsiCo Inc                      COMMON STOCK   713448108     1296.5574          20946       Sole           20321                625
Pfizer                           COMMON STOCK   717081103     351.93808          19906       Sole           18706               1200
Philip Morris International      COMMON STOCK   718172109      273.2244           4380       Sole            4380
Procter & Gamble Co              COMMON STOCK   742718109     619.10082           9799       Sole            9209                590
Rayonier Inc                     COMMON STOCK   754907103     427.38943          11617       Sole           11617
Rockwell Collins                 COMMON STOCK   774341101     823.21428          15603       Sole           15153                450
S & P Depository Receipts SPDR   COMMON STOCK   78462f103      280.3857           2478       Sole            2435                 43
Short S&P 500 Proshares ETF      COMMON STOCK   74347R503     8923.8075         193575       Sole          187825               5750
Spectra Energy Corp              COMMON STOCK   847560109     264.80135          10795       Sole           10280                515
TE Connectivity Ltd.             COMMON STOCK   H84989104     1130.1024          40160       Sole           38895               1265
Terex Corp New                   COMMON STOCK   880779103       243.675          23750       Sole           23025                725
Teva Pharmaceutical              COMMON STOCK   881624209      770.8262          20710       Sole           19905                805
Time Warner Cable Inc            COMMON STOCK   88732J207     311.78325           4975       Sole            4684                291
Vectren Corp Indiana             COMMON STOCK   92240G101     204.67064           7558       Sole            7558
Verizon Communications           COMMON STOCK   92343v104      422.6112          11484       Sole           11484
Vodafone Group PLC               COMMON STOCK   92857w209    1616.34906          62991       Sole           62991
Walgreen Company                 COMMON STOCK   931422109     218.43477      6641.3735       Sole            4975           1666.374
Wal-Mart Stores                  COMMON STOCK   931142103     1354.4343          26097       Sole           25032               1065
Wells Fargo & Co                 COMMON STOCK   949746101     208.01088           8624       Sole            7984                640
WisTr China Yuan Fd              COMMON STOCK   97717W182    1539.85536          60912       Sole           59347               1565
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867     1551.5475          32250       Sole           31600                650
------------------------------------------------------------------------------------------------------------------------------------
                                                            89596.96589    2245749.029                  2,168,393           77355.55